Financial Risk Management - Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 356,053,522	¥ 326,318,213
Contractual undiscounted cash flows, Derivative financial instruments	11,877,473	10,496,855
On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	237,118,081	215,841,260
Contractual undiscounted cash flows, Derivative financial instruments	11,207,740	9,909,806
Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	73,550,805	66,806,391
Contractual undiscounted cash flows, Derivative financial instruments	550
Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	20,688,794	17,630,772
Contractual undiscounted cash flows, Derivative financial instruments	22,452	8,216
Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,821,117	13,583,840
Contractual undiscounted cash flows, Derivative financial instruments	162,517	101,245
Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,245,445	6,031,578
Contractual undiscounted cash flows, Derivative financial instruments	115,602	147,303
Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,629,280	6,424,372
Contractual undiscounted cash flows, Derivative financial instruments	368,612	330,285
Deposits from customers [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	182,107,625	172,940,451
Deposits from customers [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	124,948,217	116,227,911
Deposits from customers [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	38,316,007	38,303,894
Deposits from customers [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	14,347,019	14,106,445
Deposits from customers [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,665,810	2,733,806
Deposits from customers [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	710,143	676,254
Deposits from customers [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,120,429	892,141
Call money and bills sold [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,138,049	2,569,056
Call money and bills sold [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,753	16,663
Call money and bills sold [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,116,809	2,518,257
Call money and bills sold [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,899	31,805
Call money and bills sold [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,588	2,331
Repurchase agreements and cash collateral on securities lent [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	20,166,958	17,786,026
Repurchase agreements and cash collateral on securities lent [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	268,070	90,371
Repurchase agreements and cash collateral on securities lent [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	19,488,046	17,492,532
Repurchase agreements and cash collateral on securities lent [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	410,842	134,994
Repurchase agreements and cash collateral on securities lent [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		67,350
Repurchase agreements and cash collateral on securities lent [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		779
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,924,490	3,291,089
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,924,490	3,291,089
Financial liabilities designated at fair value through profit or loss [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	522,287	465,790
Financial liabilities designated at fair value through profit or loss [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,223	28,772
Financial liabilities designated at fair value through profit or loss [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	17,928	51,658
Financial liabilities designated at fair value through profit or loss [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	89,206	73,688
Financial liabilities designated at fair value through profit or loss [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	60,952	83,030
Financial liabilities designated at fair value through profit or loss [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	349,978	228,642
Borrowings [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	15,707,147	14,970,982
Borrowings [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	135,527	231,603
Borrowings [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,527,324	907,174
Borrowings [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,562,586	1,827,402
Borrowings [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,210,119	7,606,743
Borrowings [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,084,857	2,535,474
Borrowings [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,186,734	1,862,586
Debt securities in issue [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	14,709,544	12,565,581
Debt securities in issue [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,598,452	2,338,572
Debt securities in issue [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,275,564	1,321,930
Debt securities in issue [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,735,948	2,992,801
Debt securities in issue [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,310,650	2,659,646
Debt securities in issue [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,788,930	3,252,632
Lease payable [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	458,635	444,438
Lease payable [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	20,099	17,860
Lease payable [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	64,456	59,069
Lease payable [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	117,446	107,121
Lease payable [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	78,843	76,395
Lease payable [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	177,791	183,993
Others-liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,523,048	8,522,212
Others-liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,033,285	3,221,035
Others-liabilities [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	7,479,845	5,199,330
Others-liabilities [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,500	97,469
Others-liabilities [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,418	4,378
Loan commitments [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	88,926,181	79,068,816
Loan commitments [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	88,926,181	79,068,816
Financial guarantees and other credit-related contingent liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	14,869,558	13,693,772
Financial guarantees and other credit-related contingent liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 14,869,558	¥ 13,693,772